Stock-Based Compensation - Share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation
Share-based compensation expense	$ 4,657	$ 4,344	$ 15,150	$ 12,497	$ 16,823	$ 15,383	$ 15,975
Cost of product revenue
Stock-based compensation
Share-based compensation expense	276	225	883	624	839	596	471
Cost of service and other revenue
Stock-based compensation
Share-based compensation expense	283	259	866	867	1,124	819	403
Research and development
Stock-based compensation
Share-based compensation expense	530	449	1,598	1,233	1,713	1,629	1,807
General and Administrative Expense [Member]
Stock-based compensation
Share-based compensation expense	3,568	$ 3,411	11,803	$ 9,773	13,147	$ 12,339	$ 13,294
Restricted stock units and stock options
Stock-based compensation
Total unrecognized compensation cost related to unvested stock awards	$ 43,400		$ 43,400		$ 35,400
Period of recognition of unrecognized compensation cost			2 years 9 months 18 days		2 years 8 months 12 days